497(j)

002-32783/811-03240

VIA EDGAR

May 3, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 002-32783 and 811-03240

GUP and GTS-VA Fixed and Variable Deferred Annuity

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that form of Prospectus and Statement of Additional Information dated May 1, 2011 for The Variable Annuity Life Insurance Company Separate Account A GUP and GTS-VA Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 71 and Amendment No. 173 as filed electronically with the Securities and Exchange Commission, on May 2, 2011, accession number 0000950123-11-042942.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary